As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21200

                 NEUBERGER BERMAN REAL ESTATE INCOME FUND, INC.
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Real Estate Income Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                       NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS REAL ESTATE INCOME FUND INC.

NUMBER OF SHARES                               MARKET VALUE+             NUMBER OF SHARES                             MARKET VALUE+
                                             ($000'S OMITTED)                                                       ($000'S OMITTED)
COMMON STOCKS (118.5%)                                                      120,100 Equity Office Properties Trust         3,360
                                                                             77,400 Glenborough Realty Trust               1,491
APARTMENTS (21.6%)                                                           69,800 Highwoods Properties                   1,710
   57,500 Apartment Investment &                                             98,900 Kilroy Realty                          3,865
           Management                                2,064                   92,900 Mack-Cali Realty                       3,900
   75,000 Archstone-Smith Trust                      2,572                   30,400 Maguire Properties                       719
   46,200 Avalonbay Communities                      3,092 ss.               84,800 Prentiss Properties Trust              3,038
   61,700 Camden Property Trust                      2,796 ss.                                                         ---------
  114,400 Gables Residential Trust                   3,828 ss.                                                            27,644
   38,800 Home Properties                            1,567               OFFICE - INDUSTRIAL (8.9%)
   37,200 Mid-America Apartment                                              43,600 Bedford Property Investors             1,095
           Communities                               1,407                   25,700 Duke Realty                              799
   33,500 Town & Country Trust                         860 ss.               76,300 Liberty Property Trust                 2,980
   72,800 United Dominion Realty Trust               1,618                  107,600 Reckson Associates Realty              3,301
                                                  --------                                                             ---------
                                                    19,804                                                                 8,175

COMMERCIAL SERVICES (0.3%)                                               REGIONAL MALLS (11.6%)
    8,000 Capital Trust                                257                   15,000 CBL & Associates Properties            1,032
                                                                            195,600 Glimcher Realty Trust                  5,005 ss.
COMMUNITY CENTERS (8.6%)                                                     67,400 Mills Corp.                            3,770 ss.
   24,000 Developers Diversified Realty                954 ss.               21,100 Pennsylvania REIT                        844
   18,400 Federal Realty Investment                                                                                    ---------
           Trust                                       868                                                                10,651
   30,900 Heritage Property Investment                                   SELF STORAGE (2.4%)
           Trust                                       910                   30,600 Shurgard Storage Centers               1,252 ss.
   27,000 New Plan Excel Realty Trust                  682                   23,100 Sovran Self Storage                      919
  191,400 Tanger Factory Outlet Centers              4,517                                                             ---------
                                                  --------                                                                 2,171
                                                     7,931

DIVERSIFIED (15.4%)                                                      TOTAL COMMON STOCKS
  103,900 Colonial Properties Trust                  3,771               (COST $75,024)                                  108,799
  119,800 iStar Financial                            5,014                                                             ---------
   78,000 Vornado Realty Trust                       5,393
                                                  --------
                                                    14,178               PREFERRED STOCKS (25.9%)

HEALTH CARE (16.5%)                                                      APARTMENTS (2.2%)
  106,300 Health Care Property Investors             2,760                   18,800 Apartment Investment &
   84,700 Health Care REIT                           2,837 ss.                       Management, Ser. Q                      503
   57,000 Nationwide Health Properties               1,236                   31,800 Apartment Investment &
  324,800 Ventas, Inc.                               8,315(00)                       Management, Ser. R                      856
                                                  --------                   27,000 Apartment Investment &
                                                    15,148                           Management, Ser. T                      690
                                                                                                                       ---------
INDUSTRIAL (2.6%)                                                                                                          2,049
   42,800 EastGroup Properties                       1,549
   22,100 First Industrial Realty Trust                864               COMMERCIAL SERVICES (0.6%)
                                                  --------                   20,000 Newcastle Investment, Ser. B             553
                                                     2,413
                                                                         COMMUNITY CENTERS (0.7%)
LODGING (0.5%)                                                               10,000 Developers Diversified Realty ,
   10,000 Hospitality Properties Trust                 427                           Ser. I                                  260
                                                                             13,100 Ramco-Gershenson Properties
OFFICE (30.1%)                                                                       Trust, Ser. B                           359
   99,700 Arden Realty                               3,362                                                             ---------
   79,800 Brandywine Realty Trust                    2,211                                                                   619
  131,400 CarrAmerica Realty                         3,988


SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS REAL ESTATE INCOME FUND INC. CONT'D


NUMBER OF SHARES                               MARKET VALUE+
                                             ($000'S OMITTED)
DIVERSIFIED (1.7%)
   45,200 Crescent Real Estate Equities, Ser. A      1,005
   19,500 Crescent Real Estate Equities, Ser. B        518(00)
                                                  --------
                                                     1,523

HEALTH CARE (2.4%)
   56,000 LTC Properties, Ser. E                     2,178

LODGING (6.5%)
     66,300 Boykin Lodging, Ser. A                   1,840
     18,000 Equity Inns, Ser. B                        481
     20,400 Felcor Lodging Trust, Ser. A               506
     86,500 Felcor Lodging Trust, Ser. B             2,198
     34,000 LaSalle Hotel Properties, Ser. A           936
                                                  --------
                                                     5,961

OFFICE (0.7%)
     25,000 HRPT Properties Trust, Ser. A              663

OFFICE - INDUSTRIAL (2.7%)
     50,000 Bedford Property Investors, Ser. A       2,492**

REGIONAL MALLS (8.4%)
     32,000 Glimcher Realty Trust, Ser. F              839
     13,500 Glimcher Realty Trust, Ser. G              351
    100,000 Mills Corp., Ser. B                      2,730
     11,400 Mills Corp., Ser. C                        312
     50,200 Pennsylvania REIT, Ser. A                3,013
     17,000 Saul Centers, Ser. A                       448
                                                  --------
                                                     7,693

TOTAL PREFERRED STOCKS
(COST $21,641)                                      23,731
                                                  --------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (19.1%)

$16,760,700 N&B Securities Lending Quality
             Fund, LLC                              16,760++
    774,799 Neuberger Berman Prime Money
             Fund Trust Class                          775@
                                                  --------
TOTAL SHORT-TERM INVESTMENTS
(COST $17,535)                                      17,535#

TOTAL INVESTMENTS (163.5%)
(COST $114,200)                                    150,065##
Liabilities, less cash, receivables
   and other assets [(17.7%)]                     (16,285)@@
Liquidation Value of Auction
   Preferred Shares [(45.8%)]                     (42,000)
                                                  --------
TOTAL NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                            $  91,780
                                                  --------

NEUBERGER BERMAN JANUARY 31, 2005  (UNAUDITED)
Notes to Schedule of Investments

+ Investments in equity securities by Neuberger Berman Real Estate Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern Time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At January 31, 2005, the cost of investments for U.S. Federal income tax purposes was $114,200,000. Gross unrealized appreciation of investments was $35,939,000 and gross unrealized depreciation of investments was $74,000, resulting in net unrealized appreciation of $35,865,000, based on cost for U.S. Federal income tax purposes.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At January 31, 2005, these securities amounted to $2,492,000 or 2.7% of net assets applicable to common shareholders.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

ss.  All or a portion of this security is on loan.

++ The N&B Securities Lending Quality Fund, LLC ("Quality Fund") is an investment vehicle established by the Fund's custodian to invest cash the Fund receives as collateral for securities loans. The Fund's shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment management company complex, the Quality Fund may be considered an affiliate of the Fund.

@@ At January 31, 2005, the Fund had outstanding interest rate swap contracts as follows: Rate Type

                                                               RATE TYPE
                                                       --------------------------
                                                       Fixed-rate    Variable-rate   Accrued Net
                                                         Payments         Payments      Interest       Unrealized
Swap Counter     Notional                             Made by the      Received by    Receivable     Appreciation
Party              Amount        Termination Date            Fund      the Fund(1)     (Payable)    (Depreciation)  Total Fair Value
Citibank, N.A.     $13,000,000    February 12, 2008        3.396%            2.44%      $(6,904)        $(116,308)        $(123,212)

Citibank, N.A.     $13,000,000    February 12, 2010        3.923%            2.44%      (10,711)          (32,910)          (43,621)
                                                                                        --------         --------          --------
                                                                                        $(17,615)       $(149,218)        $(166,833)
(1) 30 day LIBOR (London Interbank Offered Rate)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund, Inc.


By: /s/Peter E. Sundman
    -------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/Peter E. Sundman
    -------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2005


By: /s/John McGovern
    ----------------
    John McGovern
    Acting Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2005